Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2009 (Scenario, Previously Reported [Member])	$ 56,096	$ (5,736)	$ 187,317	$ 20,822		$ 258,499
Balance (Restatement Adjustment [Member])			33,208	(20,822)		12,386
Balance at Dec. 31, 2009	56,096	(5,736)	220,525			270,885
Balance, Shares at Dec. 31, 2009 (Scenario, Previously Reported [Member])	60,000
Balance, Shares at Dec. 31, 2009	60,000
Change in noncontrolling interest			4,702			4,702
Payment of dividends			(6,000)			(6,000)
Net income at Jan. 01, 2010 (Scenario, Previously Reported [Member])						37,551
Net income (Restatement Adjustment [Member])						(11,937)
Net income			25,614			25,614
Net income at Jan. 01, 2010 (Scenario, Previously Reported [Member])						39,233
Net income (Restatement Adjustment [Member])						(11,937)
Net income						27,296
Balance at Dec. 31, 2010 (Scenario, Previously Reported [Member])						282,374
Balance (Restatement Adjustment [Member])						12,827
Balance at Dec. 31, 2010	56,096	(5,736)	244,841			295,201
Balance, Shares at Dec. 31, 2010	60,000
Issuance of common stock (in shares)	2,500
Issuance of common stock	6,333					6,333
Purchase of noncontrolling interest	49					49
Change in noncontrolling interest			(16,948)		(1,569)	(18,517)
Payment of dividends			(6,063)			(6,063)
Net income at Jan. 01, 2011 (Scenario, Previously Reported [Member])						23,999
Net income (Restatement Adjustment [Member])						(135)
Net income						23,864
Net income at Jan. 01, 2011 (Scenario, Previously Reported [Member])						25,523
Net income (Restatement Adjustment [Member])						(135)
Net income			23,864		1,524	25,388
Balance at Dec. 31, 2011 (Scenario, Previously Reported [Member])						289,183
Balance (Restatement Adjustment [Member])						13,208
Balance at Dec. 31, 2011	62,478	(5,736)	245,694		(45)	302,391
Balance, Shares at Dec. 31, 2011	62,500
Payment of dividends			(6,250)			(6,250)
Net income at Jan. 01, 2012 (Scenario, Previously Reported [Member])						22,984
Net income (Restatement Adjustment [Member])						(26,890)
Net income						(3,906)
Net income at Jan. 01, 2012 (Scenario, Previously Reported [Member])						24,298
Net income (Restatement Adjustment [Member])						(26,890)
Net income			(3,906)		1,314	(2,592)
Balance at Dec. 31, 2012 (Scenario, Previously Reported [Member])						305,992
Balance (Restatement Adjustment [Member])						(12,443)
Balance at Dec. 31, 2012	$ 62,478	$ (5,736)	$ 235,538		$ 1,269	$ 293,549
Balance, Shares at Dec. 31, 2012	62,500